COMMITMENTS AND CONTINGENCY	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCY
COMMITMENTS AND CONTINGENCY

17. COMMITMENTS AND CONTINGENCY

Capital commitments

In April 2019, the Company entered into a sale and purchase agreement to acquire 100% equity interest of a company located in Hong Kong in a total consideration of US$1,540,555 (HK$12,000,000). As of December 31, 2020, the Company has paid US$464,958(HK$3,600,000) and obtained 30% of the total equity interest. The closing of the acquisition is subject to the approval of changes of control from local regulatory authorities. The acquisition is not yet closed and the capital commitment contracted but not paid was US$1,078,389 (HK$8,400,000).